SCHEDULE OF NON - VESTED STOCK OPTIONS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Non-vested Stock Options Outstanding, Outstanding at Beginning of Period	53,803	159,542	159,542	212,333
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 15.14	$ 13.39	$ 13.39	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at ending of Period	9 months 25 days	2 years 4 months 2 days	2 years 6 months 10 days	4 years 3 months 18 days
Number of Non-vested Stock Options Outstanding, Granted				27,417
Weighted Average Exercise Price Per Share, Granted				$ 30.86
Weighted Average Remaining Contractual Life (years), Granted				4 years 3 months 10 days
Number of Non-vested Stock Options Outstanding, Vested			(49,732)	(56,875)
Weighted Average Exercise Price Per Share, Vested			$ 13.76	$ 13.39
Weighted Average Remaining Contractual Life (years), Vested			9 months 25 days	2 years 6 months 10 days
Number of Non-vested Stock Options Outstanding, Forfeited or expired	(9,918)		(56,007)	(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired			$ 14.57	$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired			2 years 8 months 4 days	4 years 2 months 23 days
Number of Non-vested Stock Options Outstanding, Outstanding at End of Period	53,803	159,542	53,803	159,542
Weighted Average Exercise Price, Outstanding at End of Period	$ 15.14	$ 14.87	$ 15.14	$ 13.39
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period			10 months 24 days	2 years 6 months 10 days
Number of Non-vested Stock Options Outstanding, Vested			49,732	56,875